Interest-Bearing Deposits - Summary of Interest-Bearing Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Banking And Thrift [Abstract]
Demand	$ 183,680	$ 183,759
Statement and Passbook Savings	435,377	384,330
$250 and over	8,206	13,640
Certificates of Deposit: Other	192,455	168,723
Individual Retirement Accounts	23,241	25,063
Total	$ 842,959	$ 775,515